General information (Details) $ in Millions	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Mar. 20, 2017 EUR (€) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Sep. 16, 2016
Issued capital
Shares issued in IPO | shares	256,410	256,410
Non-controlling interest		€ (92,000,000)			€ 2,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Borrowings
Aggregate principal amount	$ 770	€ 770,000,000		$ 770
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Borrowings
Stated interest rate	7.125%	7.125%				7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Borrowings
Stated interest rate	7.875%	7.875%		7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Borrowings
Aggregate principal amount		€ 845,000,000			€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Borrowings
Stated interest rate	6.625%	6.625%		6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Borrowings
Stated interest rate	7.375%	7.375%		7.375%	7.375%	7.375%
Ardagh Group S.A.
Issued capital
Non-controlling interest			€ 92,000,000
Class A common shares | Ardagh Group S.A.
Issued capital
Shares issued in IPO | shares			18,630,000